Offerings - Offering: 1	Nov. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	10.00% Series A Perpetual Stream Preferred Stock, $0.001 par value per share
Amount Registered | shares	7,750,000
Proposed Maximum Offering Price per Unit	92.27
Maximum Aggregate Offering Price	$ 715,092,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 98,754.27
Offering Note	(1) The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act and paid in accordance with Rule 456(b) under the Securities Act. (2) The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering of the registrant's 10.00% Series A Perpetual Stream Preferred Stock, $0.001 par value per share. The maximum aggregate offering price of that offering is $715,092,500. (3) The proposed maximum offering price per unit and the maximum aggregate offering price have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate of Euro 1.00/$1.1534 as of 12:30 PM (New York City time) on November 6, 2025 on the Bloomberg page "BFIX."